Other financial assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Other Financial Assets

All figures in £ millions	2020	2019
At beginning of year	122	93
Exchange differences	(4)	(3)
Acquisition of investments	6	12
Fair value movements	14	20

At end of year	138	122